Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY UNION STREET TRUST II
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2015